SEGMENT INFORMATION - Direct (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Direct commercial property expense	$ 474	$ 600	$ 962	$ 1,211
Direct hospitality expense	291	536	572	1,069
Office
Disclosure of operating segments [line items]
Direct commercial property expense	196	203	382	406
Direct hospitality expense	5	5	11	11
Retail
Disclosure of operating segments [line items]
Direct commercial property expense	104	112	204	226
Direct hospitality expense	0	0	0	0
LP Investments
Disclosure of operating segments [line items]
Direct commercial property expense	174	283	376	577
Direct hospitality expense	286	530	561	1,057
Corporate
Disclosure of operating segments [line items]
Direct commercial property expense	0	2	0	2
Direct hospitality expense	$ 0	$ 1	$ 0	$ 1